SEGMENTS	3 Months Ended
Mar. 31, 2023
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
Accounting for the anticipated sale of the Fresh Vegetables division, Dole has the following three reportable segments, which align with the manner in which the business is managed: Fresh Fruit, Diversified Fresh Produce – EMEA and Diversified Fresh Produce – Americas & ROW. The Company’s reportable segments are based on (i) financial information reviewed by the Chief Operating Decision Maker (“CODM”), defined as the Chief Executive Officer (“CEO”) and Chief Operating Officer (“COO”), (ii) internal management and related reporting structures and (iii) the basis upon which the CODM assesses performance and allocates resources.
Fresh Fruit: The Fresh Fruit reportable segment primarily sells bananas and pineapples which are sourced from local growers or Dole-owned and leased farms, predominately located in Latin America, and sold throughout North America, Europe, Latin America and Asia. This segment also operates a commercial cargo business, which offers available capacity to transport third party cargo on company-owned vessels that are primarily used internally for transporting bananas and pineapples between Latin America, North America and Europe.
Diversified Fresh Produce – EMEA: The Diversified Fresh Produce – EMEA reportable segment includes Dole’s Irish, Dutch, Spanish, Portuguese, French, Italian, United Kingdom (“U.K.”), Swedish, Danish, South African, Czech, Slovakian, Polish and Brazilian businesses, the majority of which sell a variety of imported and local fresh fruits and vegetables through retail, wholesale and, in some instances, food service channels across the European marketplace.
Diversified Fresh Produce – Americas & ROW: The Diversified Fresh Produce – Americas & ROW reportable segment includes Dole’s United States (“U.S.”), Canadian, Chilean, Peruvian, Argentinian and Indian businesses, all of which market globally and locally sourced fresh produce from third-party growers or Dole-owned farms through retail, wholesale and food service channels globally.
Segment performance is evaluated based on a variety of factors, of which revenue and adjusted earnings before interest expense, income taxes and depreciation and amortization (“Adjusted EBITDA”) are the primary financial measures. Management does not use assets by segment to evaluate performance or allocate resources. Therefore, assets by segment are not disclosed.
All transactions between reportable segments are eliminated in consolidation. Segment results for the three months ended March 31, 2023 and March 31, 2022 have been updated to remove the discontinued operations of the Fresh Vegetables division, and corporate costs previously allocated to the Fresh Vegetables reportable segment have been reallocated to the remaining reportable segments.
Adjusted EBITDA is reconciled below to net income by (1) subtracting the loss from discontinued operations, net of income taxes, or adding the income from discontinued operations, net of income taxes; (2) subtracting the income tax expense or adding the income tax benefit; (3) subtracting interest expense; (4) subtracting depreciation charges; (5) subtracting amortization charges; (6) subtracting mark to market losses or adding mark to market gains related to unrealized impacts from derivative instruments and foreign currency denominated borrowings, realized impacts on noncash settled foreign currency denominated borrowings, net foreign currency impacts on liquidated entities and fair value movements on contingent consideration; (7) other items which are separately stated based on materiality, which include subtracting merger, transaction and other related costs, subtracting incremental costs for produce recalls, adding or subtracting asset write-downs, net of insurance proceeds, adding the gain or subtracting the loss on the disposal of business interests, subtracting the incremental costs from the fair value uplift for biological assets and inventory related to the acquisition of Legacy Dole, subtracting impairment charges on property, plant and equipment, adding the fair value gain or subtracting the fair value loss on the acquisition of investments previously accounted for under the equity method, subtracting the gain or adding the loss on the sale of investments accounted for under the equity method, adding the gain or subtracting the loss on asset sales for assets held for sale and actively marketed property and subtracting restructuring charges, costs for legal matters not in the ordinary course of business and costs incurred for cyber-related incidents; and (8) adjustments from equity method investments, which includes the Company’s share of these items within equity method earnings.
The following table provides revenue and Adjusted EBITDA by reportable segment:

	Three Months Ended
	March 31, 2023	March 31, 2022

Revenue:	(U.S. Dollars in thousands)
Fresh Fruit	$798,910	$749,803
Diversified Fresh Produce — EMEA	798,100	791,155
Diversified Fresh Produce — Americas & ROW	422,751	463,692
Total segment revenue	2,019,761	2,004,650
Intersegment revenue	(30,594)	(34,419)
Total consolidated revenue, net	$1,989,167	$1,970,231

Segment Adjusted EBITDA:
Fresh Fruit	$69,211	$60,397
Diversified Fresh Produce — EMEA	23,406	19,277
Diversified Fresh Produce — Americas & ROW	7,770	12,209
Adjustments:
Income tax expense	(10,994)	(7,358)
Interest expense	(21,712)	(11,616)
Depreciation	(24,303)	(22,533)
Amortization of intangible assets	(2,616)	(2,842)
Mark to market (losses) gains	(822)	1,138
Gain on asset sales	4,167	—
Incremental charges on biological assets and inventory related to the acquisition of Legacy Dole	—	(17,513)
Cyber-related incident	(4,750)	—
Other items	(673)	868
Adjustments from equity method investments:
Dole's share of depreciation	(1,761)	(1,594)
Dole's share of amortization	(611)	(666)
Dole's share of income tax expense	(484)	(561)
Dole's share of interest expense	(1,309)	(555)
Dole's share of other items	470	(12)
Income from continuing operations	34,989	28,639
Loss from discontinued operations, net of income taxes	(14,506)	(25,230)
Net income	$20,483	$3,409